Taxes	12 Months Ended
Jun. 30, 2025
Taxes
Taxes

Note 8 – Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Canada

SonicHash Canada is incorporated in Canada and is subject to both federal and provincial income taxes for its business operation in Canada. The applicable tax rate is 15% for federal and 15% for Alberta. SonicHash Canada had no taxable income during the years ended June 30, 2025, 2024 and 2023.

United States

SonicHash US and Sonic Auspice are incorporated in the U.S. and are only subject to federal income taxes but no state income taxes as they did not conduct any business operation in Delaware. The applicable tax rate is 21% for federal. The entities in the U.S. previously had limited operations in Georgia and Indiana but ceased all business activities in those states during the fiscal year ended June 30, 2024. The applicable state statutory rates were 5.49% for Georgia in fiscal year 2023 and 5.39% in fiscal year 2024, 4.9% for Indiana and 8.7% for Delaware. Both SonicHash US and Sonic Auspice had no taxable income during the years ended June 30, 2025, 2024 and 2023.

Singapore

SonicHash Singapore and Bit Origin Singapore are incorporated in Singapore and are subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. SonicHash Singapore was struck off on September 4, 2024 and had no taxable income for both the years ended June 30, 2024 and 2023. Bit Origin Singapore had no taxable income during the year ended June 30, 2025. The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately $7,700) taxable income and 50% of the next SGD 190,000 (approximately $147,000) taxable income are exempted from income tax.

Loss before provision for income taxes consisted of:

	For the year	For the year	For the year
	ended	ended	ended
	June 30, 2025	June 30, 2024	June 30, 2023
Cayman	$(4,228,125)	$(8,833,523)	$(6,034,362)
United States	(140,273)	(9,052,317)	(22,024,619)
Canada	(1,508)	(349,960)	(1,998)
Singapore	—	(49,158)	(155,373)
	$(4,369,906)	$(18,284,958)	$(28,216,352)

The following table reconciles to the Group’s effective tax rate for the years ended June 30, 2025, 2024 and 2023:

	For the year	For the year	For the year
	ended	ended	ended
	June 30,	June 30,	June 30,
	2025	2024	2023
Federal statutory tax rate	21.0%	21.0%	21.0%
Weighted state statutory tax rate	8.7%	6.3%	6.4%
Change in valuation allowance	(29.7)%	(27.3)%	(27.4)%
Effective tax rate	—%	—%	—%

Significant components of deferred tax assets were as follows:

	June 30,	June 30,
	2025	2024
Deferred tax assets
Net operating loss carryforward in the U.S.	6,480,712	6,408,628
Net operating loss carryforward in Canada	53,361	53,134
Net operating loss carryforward in Singapore	—	38,996
Valuation allowance	(6,534,073)	(6,500,758)
Total net deferred tax assets	$—	$—

As of June 30, 2025 and 2024, the Group’s net operating loss carry forward was approximately $30.0 million and $29.8 million, respectively. The net operating loss carry forwards are available to reduce future years’ taxable income for unlimited years but limited to 80% use per year in the U.S., for 20 years in Canada, and for unlimited years in Singapore. Management believes that the realization of the benefits from these losses appears uncertain due to the Group’s operating history and continued losses. If the Group is unable to generate taxable income in its operations, it is more likely than not that it will not have sufficient income to utilize its deferred tax assets. Accordingly, the Group has provided a 100% valuation allowance on its net deferred tax assets of approximately $6.5 million and $6.5 million related to its operations as of June 30, 2025 and 2024, respectively.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2025 and 2024, the Group did not have any significant unrecognized uncertain tax positions.